INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES (Tables)	9 Months Ended
Sep. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates
A summary of investments in unconsolidated subsidiaries and affiliates as of September 30, 2019 and December 31, 2018 is as follows:

	September 30, 2019	December 31, 2018
	(in millions)
Equity method	$501	$523
Cost method	134	3
Total	$635	$526